Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2018
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018